UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 2012



Check here if Amendment   [_]  Amendment Number: ______

This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Traxis Partners LP
Address:   4 Greenwich Office Park
           2nd Floor
           Greenwich, CT  06831

Form 13F File Number:     028-10868


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:            Adam Samuel Jaffe
Title:           Chief Operating Officer
Phone:           203 769 8677



Signature, Place, and Date of Signing:


/s/Adam Jaffe             Greenwich, Connecticut     February 7, 2013
--------------------     ----------------------    --------------------
     [Signature]            [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                                        FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $103,855
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                                FORM 13F INFORMATION TABLE
                                                   Traxis Partners LP


COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                              TITLE                      VALUE         SHRS OR SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)       PRN AMT PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------               ---------      ------      ---------      ------- ---------  -----------   --------- ----- ------- ----
AGILENT TECHNOLOGIES INC      COM           00846U101       3,396       82,942 SH            SOLE                  82,942       0
ALLERGAN INC                  COM           018490102       2,115       23,057 SH            SOLE                  23,057       0
AMERISOURCEBERGEN CORP        COM           03073E105       2,860       66,227 SH            SOLE                  66,227       0
AMN HEALTHCARE SERVICES INC   COM           001744101         362       31,340 SH            SOLE                  31,340       0
BAXTER INTL INC               COM           071813109       3,041       45,627 SH            SOLE                  45,627       0
BIOGEN IDEC INC               COM           09062X103       2,427       16,584 SH            SOLE                  16,584       0
CARDINAL HEALTH INC           COM           14149Y108       3,410       82,815 SH            SOLE                  82,815       0
CAREFUSION CORP               COM           14170T101       1,017       35,586 SH            SOLE                  35,586       0
CELGENE CORP                  COM           151020104       1,946       24,800 SH            SOLE                  24,800       0
CENTENE CORP DEL              COM           15135B101       3,360       81,963 SH            SOLE                  81,963       0
CEPHEID                       COM           15670R107       1,686       49,783 SH            SOLE                  49,783       0
CHARLES RIV LABS INTL INC     COM           159864107       1,557       41,565 SH            SOLE                  41,565       0
COMMUNITY HEALTH SYS INC NEW  COM           203668108       2,174       70,721 SH            SOLE                  70,721       0
COVIDIEN PLC                  SHS           G2554F113       3,107       53,815 SH            SOLE                  53,815       0
CROSS CTRY HEALTHCARE INC     COM           227483104         347       72,240 SH            SOLE                  72,240       0
EXPRESS SCRIPTS HLDG CO       COM           30219G108       4,024       74,522 SH            SOLE                  74,522       0
GILEAD SCIENCES INC           COM           375558103       2,430       33,083 SH            SOLE                  33,083       0
HCA HOLDINGS INC              COM           40412C101       4,376      145,038 SH            SOLE                 145,038       0
HEALTH MGMT ASSOC INC NEW     CL A          421933102       3,487      374,098 SH            SOLE                 374,098       0
HEALTH NET INC                COM           42222G108       2,210       90,951 SH            SOLE                  90,951       0
HEARTWARE INTL INC            COM           422368100       4,264       50,797 SH            SOLE                  50,797       0
HILL ROM HLDGS INC            COM           431475102       1,185       41,565 SH            SOLE                  41,565       0
HOSPIRA INC                   COM           441060100       2,306       73,815 SH            SOLE                  73,815       0
HUMANA INC                    COM           444859102       1,426       20,782 SH            SOLE                  20,782       0
IDENIX PHARMACEUTICALS INC    COM           45166R204         970      199,957 SH            SOLE                 199,957       0
INSULET CORP                  COM           45784P101       1,958       92,256 SH            SOLE                  92,256       0
MCKESSON CORP                 COM           58155Q103       3,212       33,125 SH            SOLE                  33,125       0
MEDIVATION INC                COM           58501N101       2,116       41,351 SH            SOLE                  41,351       0
MOLINA HEALTHCARE INC         COM           60855R100       3,364      124,299 SH            SOLE                 124,299       0
OWENS & MINOR INC NEW         COM           690732102       1,185       41,565 SH            SOLE                  41,565       0
PERKINELMER INC               COM           714046109       2,503       78,868 SH            SOLE                  78,868       0
ST JUDE MED INC               COM           790849103       2,004       55,450 SH            SOLE                  55,450       0
STRYKER CORP                  COM           863667101       2,279       41,565 SH            SOLE                  41,565       0
TEAM HEALTH HOLDINGS INC      COM           87817A107       3,583      124,547 SH            SOLE                 124,547       0
TEVA PHARMACEUTICAL INDS LTD  ADR           881624209       1,851       49,583 SH            SOLE                  49,583       0
TORNIER N V                   SHS           N87237108       1,161       69,172 SH            SOLE                  69,172       0
UNIVERSAL HLTH SVCS INC       CL B          913903100       3,200       66,190 SH            SOLE                  66,190       0
VANGUARD HEALTH SYS INC       COM           922036207         837       68,340 SH            SOLE                  68,340       0
VARIAN MED SYS INC            COM           92220P105       1,296       18,458 SH            SOLE                  18,458       0
VERTEX PHARMACEUTICALS INC    COM           92532F100       2,319       55,348 SH            SOLE                  55,348       0
VIVUS INC                     COM           928551100       1,116       83,130 SH            SOLE                  83,130       0
WALGREEN CO                   COM           931422109       2,576       69,595 SH            SOLE                  69,595       0
WATERS CORP                   COM           941848103       1,444       16,573 SH            SOLE                  16,573       0
WELLCARE HEALTH PLANS INC     COM           94946T106       3,609       74,130 SH            SOLE                  74,130       0
ZIMMER HLDGS INC              COM           98956P102       2,758       41,379 SH            SOLE                  41,379       0



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